Inventories - Schedule of Inventories (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Inventories [Abstract]
Finished products and merchandise	¥ 426,933	¥ 323,513
Work-in-process	641,002	552,200
Raw materials and supplies	328,685	341,636
Total	¥ 1,396,620	¥ 1,217,349